Investment securities (Tables)	6 Months Ended
Jun. 30, 2013
Investment securities
end of	2Q13	1Q13	4Q12	2Q12
Investment securities (CHF million)
Debt securities held-to-maturity	0	0	0	2
Securities available-for-sale	3,546	3,428	3,498	5,324
Total investment securities	3,546	3,428	3,498	5,326

Investment securities by type
Investment securities by type

	2Q13				4Q12
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	436	17	2	451	452	31	0	483
Debt securities issued by foreign governments	1,544	55	0	1,599	1,523	82	0	1,605
Corporate debt securities	774	18	0	792	823	22	0	845
Collateralized debt obligations	593	14	0	607	448	22	0	470
Debt securities available-for-sale	3,347	104	2	3,449	3,246	157	0	3,403
Banks, trust and insurance companies	75	16	0	91	73	14	0	87
Industry and all other	6	0	0	6	8	0	0	8
Equity securities available-for-sale	81	16	0	97	81	14	0	95
Securities available-for-sale	3,428	120	2	3,546	3,327	171	0	3,498

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2Q13 (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	110	2	0	0	110	2
Debt securities available-for-sale	110	2	0	0	110	2

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M13		6M12
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	27	9	9	330
Realized gains	0	0	1	154

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q13 (CHF million)
Due within 1 year	1,170	1,172	2.86
Due from 1 to 5 years	1,394	1,465	2.76
Due from 5 to 10 years	664	686	1.45
Due after 10 years	119	126	2.22
Total debt securities	3,347	3,449	2.52